SUMMARY OF SIGNIFICANT ACCOUNTING - BUSINESS ACQUISITIONS - Summary of Consideration for Transaction (Details)			1 Months Ended
	Oct. 26, 2021 USD ($)	Oct. 26, 2021 HKD ($)	May 31, 2020 USD ($)	May 31, 2020 HKD ($)	Dec. 31, 2021 USD ($)	Oct. 26, 2021 HKD ($)
Business Acquisition [Line Items]
Total consideration					$ 2,969,533
Ocean Joy Holdings Limited ("Ocean Joy")
Business Acquisition [Line Items]
The fair value of its previously held equity interests in Ocean Joy at the acquisition Date	$ 462,784
Business Combination, Consideration Transferred, Total	1,079,830	$ 8,400,000	$ 462,276	$ 3,600,000
Business combination, acquired receivable	1,426,919					$ 11,100,000
Total consideration	$ 2,969,533